DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

42      DISPOSAL OF SUBSIDIARIES

For the year ended December 31, 2020, 2021 and 2022, except for the disposal of 100% equity interests in Yunnan Haoxin as disclosed in Note 10, other disposals or liquidations of subsidiaries are not material.